SHAREHOLDERS' EQUITY - Private placements (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands															12 Months Ended
	Nov. 15, 2021 USD ($) $ / shares shares	Nov. 15, 2021 CNY (¥) shares	Jun. 22, 2021 USD ($) $ / shares shares	Jun. 22, 2021 CNY (¥) shares	May 12, 2021 USD ($) $ / shares shares	May 12, 2021 CNY (¥) shares	Mar. 22, 2021 shares	Feb. 24, 2021 USD ($)	Feb. 24, 2021 CNY (¥)	Feb. 21, 2021 $ / shares shares	Feb. 20, 2021 $ / shares shares	Jul. 28, 2020 USD ($) shares	Jul. 28, 2020 CNY (¥) shares	Jan. 30, 2020 shares	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥) shares	Dec. 31, 2019 CNY (¥)
Gross proceeds | ¥															¥ 49,242	¥ 75,460	¥ 72,602
Stock Issued During Period, Value, Issued for Services | ¥																¥ 2,706
Share purchase agreement with Dr. Chris Chang Yu | Private Placement
Number of shares issued											152,100
Share price | $ / shares											$ 4.56
Class A ordinary shares
Number of shares issued														1,333,360
Finder's fee in the form of shares																35,000
Shares required to be issued for service												70,000	70,000
Stock Issued During Period, Value, Issued for Services												$ 415	¥ 2,706
Class A ordinary shares | Private Placement
Number of shares issued	1,132,111	1,132,111
Share price | $ / shares	$ 2.22
Gross proceeds | ¥		¥ 16,041
Net proceeds | ¥		¥ 13,528
Class A ordinary shares | Share Subscription Agreement with Investor | Private Placement
Number of shares issued			425,532	425,532	238,095	238,095
Share price | $ / shares			$ 3.76		$ 4.2
Gross proceeds | ¥				¥ 10,353		¥ 6,470
Class A ordinary shares | Share subscription Agreement With A Chinese Investor
Share price | $ / shares										$ 4.80
Class A ordinary shares | Share subscription Agreement With A Chinese Investor | Private Placement
Number of shares issued										387,597
Gross proceeds	$ 2,517		$ 16,225		$ 1,015			$ 1,883	¥ 12,000
Finder's fee in the form of shares			21,276	21,276			19,174
Net proceeds | $	$ 2,123